Intangible assets, net and goodwill, 2023 Acquisitions (Details) $ in Thousands	1 Months Ended								12 Months Ended
	Dec. 31, 2023 MXN ($)	Nov. 30, 2023 MXN ($)	Oct. 31, 2023 MXN ($)	Jul. 31, 2023 MXN ($)	Jun. 30, 2023 MXN ($)	Apr. 30, 2023 MXN ($)	Mar. 31, 2023 MXN ($) Concession	Feb. 28, 2023 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
2023 Acquisitions [Abstract]
Amount paid for license									$ 20,058,795	$ 18,321,105	$ 25,602,692
Peru Ecuador El Salvador and Paraguay [Member] | Other Licenses [Member] | 2023 Acquisitions [Member] | Gross carrying amount [member]
2023 Acquisitions [Abstract]
Amount paid for license											360,903
Argentina [Member] | 2023 Acquisitions [Member]
2023 Acquisitions [Abstract]
Estimated useful life of intangible assets									15 years
Argentina [Member] | 2023 Acquisitions [Member] | Gross carrying amount [member]
2023 Acquisitions [Abstract]
Amount paid for license		$ 8,731,237
Croatia [Member] | 2023 Acquisitions [Member]
2023 Acquisitions [Abstract]
Estimated useful life of intangible assets									15 years
Croatia [Member] | 2023 Acquisitions [Member] | Gross carrying amount [member]
2023 Acquisitions [Abstract]
Amount paid for license						$ 2,220,558
Bulgaria [Member] | 2023 Acquisitions [Member]
2023 Acquisitions [Abstract]
Estimated useful life of intangible assets									15 years
Bulgaria [Member] | 2023 Acquisitions [Member] | Gross carrying amount [member]
2023 Acquisitions [Abstract]
Amount paid for license	$ 422,502
Colombia [Member] | 2023 Acquisitions [Member]
2023 Acquisitions [Abstract]
Estimated useful life of intangible assets									20 years
Colombia [Member] | 2023 Acquisitions [Member] | Gross carrying amount [member]
2023 Acquisitions [Abstract]
Amount paid for license			$ 1,949,048
Colombia [Member] | IRU [Member] | 2023 Acquisitions [Member] | Gross carrying amount [member]
2023 Acquisitions [Abstract]
Amount paid for license											214,792
Guatemala [Member] | 2023 Acquisitions [Member] | Gross carrying amount [member]
2023 Acquisitions [Abstract]
Amount paid for license					$ 1,859,262
Mexico [Member] | 2023 Acquisitions [Member]
2023 Acquisitions [Abstract]
Estimated useful life of intangible assets									20 years
Mexico [Member] | 2023 Acquisitions [Member] | Gross carrying amount [member]
2023 Acquisitions [Abstract]
Amount paid for license	$ 1,239,373							$ 1,239,373
Brazil [Member] | 2023 Acquisitions [Member] | Gross carrying amount [member]
2023 Acquisitions [Abstract]
Amount paid for license											593,273
Uruguay [Member] | 2023 Acquisitions [Member]
2023 Acquisitions [Abstract]
Estimated useful life of intangible assets									25 years
Uruguay [Member] | 2023 Acquisitions [Member] | Gross carrying amount [member]
2023 Acquisitions [Abstract]
Amount paid for license				$ 464,828
Puerto Rico [Member] | IRU [Member] | 2023 Acquisitions [Member] | Gross carrying amount [member]
2023 Acquisitions [Abstract]
Amount paid for license											296,247
U.S.A. [Member] | IRU [Member] | 2023 Acquisitions [Member] | Gross carrying amount [member]
2023 Acquisitions [Abstract]
Amount paid for license											180,956
Peru [Member] | 2023 Acquisitions [Member]
2023 Acquisitions [Abstract]
Number of concessions obtained | Concession							2
Peru [Member] | 2023 Acquisitions [Member] | Gross carrying amount [member]
2023 Acquisitions [Abstract]
Amount paid for license							$ 149,567
Peru [Member] | IRU [Member] | 2023 Acquisitions [Member] | Gross carrying amount [member]
2023 Acquisitions [Abstract]
Amount paid for license											$ 132,387